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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Supplement Dated December 19, 2003

This supplement is made to the prospectuses and supplements dated May 1, 2003 for the following products: Cova Variable Annuity, First Cova Variable Annuity, Cova Variable Annuity, Series A, and First MetLife Investors Class B (issued prior to October 21, 2002).

In regard to these products and effective on and after December 19, 2003, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, and First MetLife Investors Insurance Company will no longer accept allocations of new purchase payments or transfers of account value (excluding existing rebalancing and dollar costs averaging programs) into the following portfolio of the Metropolitan Series Fund:

         FI International Stock Portfolio (formerly Putnam International Stock Portfolio)

This election by us will not impact amounts allocated to this portfolio prior to December 19, 2003.